Risk Management - Summary of Reconciliation of Allowance for Loan Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [Line Items]
Beginning balance	$ 44	$ 107
Provisions	26	26
Recoveries	(20)	(74)
Write-offs	(3)	(15)
Ending balance	47	44
Private placements [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	22	79
Provisions	22	14
Recoveries	(18)	(58)
Write-offs	(1)	(13)
Ending balance	25	22
Mortgages and loans to Bank clients [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	22	28
Provisions	4	12
Recoveries	(2)	(16)
Write-offs	(2)	(2)
Ending balance	$ 22	$ 22